SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of General and Administrative Expense) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of supplementary financial statement information [Abstract]
Payroll and related expenses		$ 1,407	$ 2,000	$ 2,117
Professional fees		1,290	1,991	2,028
Insurance		603	808	939
Share based compensation		292	585	780
Depreciation		28	10	37
Provision for doubtful accounts receivable	$ 800	(800)	800	0
Other		324	127	409
General and administrative expenses		$ 3,144	$ 6,321	$ 6,310